Fair value measurements (Tables)	9 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring
The following tables summarize the valuation of assets and liabilities measured at fair value by fair value hierarchy. Investments classified as Equity Method for which the FVO has not been elected have been excluded from the table below.

	Fair Value Measurements
December 31, 2024	Level 1	Level 2	Level 3	NAV	Total
Financial assets
Asset Management
Equity securities	$1,777	$—	$499	$—	$2,276
Total financial assets — Asset Management	$1,777	$—	$499	$—	$2,276
Insurance Solutions
Debt securities:
U.S. government and agency	$—	$8,075	$—	$—	$8,075
U.S. state, territories and municipalities	—	5,252	—	—	5,252
Other government and agency	—	2,369	—	—	2,369
Corporate	—	226,249	—	—	226,249
Asset and mortgage-backed securities	—	364,875	8,641	—	373,516
Corporate loans	—	—	114,734	—	114,734
Equity securities	310	11,134	2,918	2,042	16,404
Other invested assets	—	—	4,575	—	4,575
Total financial assets — Insurance Solutions	$310	$617,954	$130,868	$2,042	$751,174
Equity securities of consolidated VIEs	—	—	141	—	141
Corporate loans of consolidated VIEs	—	—	125,757	—	125,757
Total financial assets including consolidated VIEs	$310	$617,954	$256,766	$2,042	$877,072
Total financial assets	$2,087	$617,954	$257,265	$2,042	$879,348

Financial liabilities
Asset Management
Debt obligations	$—	$—	$1,471	$—	$1,471
Total financial liabilities — Asset Management	$—	$—	$1,471	$—	$1,471
Insurance Solutions
Ceded reinsurance - embedded derivative	$—	$34,770	$—	$—	$34,770
Interest rate swaps	—	5,192	—	—	5,192
Total financial liabilities — Insurance Solutions	$—	$39,962	$—	$—	$39,962
Total financial liabilities	$—	$39,962	$1,471	$—	$41,433

	Fair Value Measurements
December 31, 2023	Level 1	Level 2	Level 3	NAV	Total
Financial assets
Asset Management
Equity securities	$4,386	$—	$1,670	$—	$6,056
Total financial assets — Asset Management	$4,386	$—	$1,670	$—	$6,056
Insurance Solutions
Debt securities:
U.S. government and agency	$—	$7,845	$—	$—	$7,845
U.S. state, territories and municipalities	—	5,471	—	—	5,471
Other government and agency	—	2,396	—	—	2,396
Corporate	—	191,346	—	—	191,346
Asset and mortgage-backed securities	—	369,338	2,240	—	371,578
Corporate loans	—	28,039	104,588	—	132,627
Equity securities	345	12,088	3,107	2,158	17,698
Other invested assets	—	—	10,605	—	10,605
Total financial assets — Insurance Solutions	$345	$616,523	$120,540	$2,158	$739,566
Corporate loans of consolidated VIEs	—	—	124,637	—	124,637
Total financial assets including consolidated VIEs	345	616,523	245,177	2,158	864,203
Total financial assets	$4,731	$616,523	$246,847	$2,158	$870,259

Financial liabilities
Asset Management
Debt obligations	$—	$—	$1,175	$—	$1,175
Total financial liabilities — Asset Management	$—	$—	$1,175	$—	$1,175
Insurance Solutions
Ceded reinsurance - embedded derivative	$—	$34,882	$—	$—	$34,882
Total financial liabilities — Insurance Solutions	$—	$34,882	$—	$—	$34,882
Total financial liabilities	$—	$34,882	$1,175	$—	$36,057
The following tables summarize the valuation of assets and liabilities measured at fair value by fair value hierarchy. Investments classified as Equity Method for which the Fair Value Option (“FVO”) has not been elected have been excluded from the table below.

	Fair Value Measurements
September 30, 2025	Level 1	Level 2	Level 3	NAV	Total
Financial assets
Asset Management
Equity securities	$14,346	$64	$5,941	$—	$20,351
Derivatives	—	—	13	—	13
Other invested assets	—	—	73	—	73
Total financial assets — Asset Management	14,346	64	6,027	—	20,437
Insurance Solutions
Debt securities:
U.S. government and agency	—	10,376	—	—	10,376
U.S. state, territories and municipalities	—	5,368	—	—	5,368
Other government and agency	—	2,568	—	—	2,568
Corporate	—	262,160	5,108	—	267,268
Asset and mortgage-backed securities	—	305,662	18,832	—	324,494
Corporate loans	—	1,030	132,925	—	133,955
Equity securities	218	2,250	3,347	1,937	7,752
Other invested assets	—	—	4,424	297	4,721
Total financial assets — Insurance Solutions	218	589,414	164,636	2,234	756,502
Corporate loans of consolidated VIEs	—	—	129,166	—	129,166
Equity of consolidated VIEs	—	—	895	—	895
Total financial assets including consolidated VIEs	218	589,414	294,697	2,234	886,563
Derivatives	—	45	—	—	45
Total financial assets	$14,564	$589,523	$300,724	$2,234	$907,045

Financial liabilities
Asset Management
Debt obligations	—	—	132	—	132
Total financial liabilities — Asset Management	—	—	132	—	132
Insurance Solutions
Ceded reinsurance - embedded derivative	—	28,286	—	—	28,286
Interest rate swaps	—	—	—	—	—
Total financial liabilities — Insurance Solutions	—	28,286	—	—	28,286
Total financial liabilities	$—	$28,286	$132	$—	$28,418

	Fair Value Measurements
December 31, 2024	Level 1	Level 2	Level 3	NAV	Total
Financial assets
Asset Management
Equity securities	$1,777	$—	$499	$—	$2,276
Total financial assets — Asset Management	$1,777	$—	$499	$—	$2,276
Insurance Solutions
Debt securities:
U.S. government and agency	$—	$8,075	$—	$—	$8,075
U.S. state, territories and municipalities	—	5,252	—	—	5,252
Other government and agency	—	2,369	—	—	2,369
Corporate	—	226,249	—	—	226,249
Asset and mortgage-backed securities	—	364,875	8,641	—	373,516
Corporate loans	—	—	114,734	—	114,734
Equity securities	310	11,134	2,918	2,042	16,404
Other invested assets	—	—	4,575	—	4,575
Total financial assets — Insurance Solutions	$310	$617,954	$130,868	$2,042	$751,174
Corporate loans of consolidated VIEs	—	—	125,757	—	125,757
Equity securities of consolidated VIEs	—	—	141	—	141
Total financial assets including consolidated VIEs	$310	$617,954	$256,766	$2,042	$877,072
Total financial assets	$2,087	$617,954	$257,265	$2,042	$879,348

Financial liabilities
Asset Management
Debt obligations	$—	$—	$1,471	$—	$1,471
Total financial liabilities — Asset Management	$—	$—	$1,471	$—	$1,471
Insurance Solutions
Ceded reinsurance - embedded derivative	$—	$34,770	$—	$—	$34,770
Interest rate swaps	—	5,192	—	—	5,192
Total financial liabilities — Insurance Solutions	$—	$39,962	$—	$—	$39,962
Total financial liabilities	$—	$39,962	$1,471	$—	$41,433

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables summarize changes in the Company’s investment portfolio measured and reporting at fair value for which Level 3 inputs were used in determining fair value:

					Net Change in Unrealized Appreciation (Depreciation)
Year Ended December 31, 2024	Balance December 31, 2023	Purchases	Sales and Repayments	Net Realized Gain (Loss)	Included in Income	Included in OCI	Transfer in (1)	Transfer out (1)	Balance December 31, 2024	Change in Unrealized Gains (Losses) included in Income on Level 3 Assets and Liabilities Still Held	Change in Unrealized Gains (Losses) included in OCI on Level 3 Assets and Liabilities Still Held
Financial assets
Asset Management
Equity securities	$1,670	$—	$—	$—	$(1,171)	$—	$—	$—	$499	$(1,171)	$—
Total assets - Asset Management	1,670	—	—	—	(1,171)	—	—	—	499	(1,171)	—
Insurance Solutions
Debt securities:
Corporate	—	—	—	—	—	—	—	—	—	—	—
Asset and mortgage-backed securities	2,240	—	(1,008)	—	(3)	(23)	7,435	—	8,641	—	(23)
Corporate loans	104,588	41,474	(68,113)	85	(655)	—	37,355	—	114,734	(348)	—
Equity securities	3,107	—	(250)	—	61	—	—	—	2,918	61	—
Other invested assets	10,605	—	(579)	2	(3,911)	(1,542)	—	—	4,575	(4,255)	(1,542)
Total assets - Insurance Solutions	120,540	41,474	(69,950)	87	(4,508)	(1,565)	44,790	—	130,868	(4,542)	(1,565)
Equity securities of consolidated VIEs	—	131	—	—	10	—	—	—	141	10	—
Corporate loans of consolidated VIEs	124,637	117,972	(115,866)	107	(1,093)	—	—	—	125,757	(3,180)	—
Total financial assets including consolidated VIEs - Insurance Solutions	245,177	159,577	(185,816)	194	(5,591)	(1,565)	44,790	—	256,766	(7,712)	(1,565)
Total financial assets	$246,847	$159,577	$(185,816)	$194	$(6,762)	$(1,565)	$44,790	$—	$257,265	$(8,883)	$(1,565)

Financial liabilities
Asset Management
Debt obligations	$1,175	$—	$—	$296	$—	$—	$—	$—	$1,471	$(296)	$—
Total financial liabilities - Asset Management	$1,175	$—	$—	$296	$—	$—	$—	$—	$1,471	$(296)	$—
______________
(1)Transfers into Level 3 are due to decrease in the quantity and reliability of broker quotes obtained. Transfers out of Level 3 are due to an increase in the quantity and reliability of broker quotes obtained. Transfers are assumed to have occurred at the end of the period.

					Net Change in Unrealized Appreciation (Depreciation)
	Balance December 31, 2022	Purchases	Sales and Repayments	Net Realized Gain (Loss)	Included in Income	Included in OCI	Transfer in (1)	Transfer out (1)	Change in Consolidation	Balance December 31, 2023	Change in Unrealized Gains (Losses) included in Income on Level 3 Assets and Liabilities Still Held	Change in Unrealized Gains (Losses) included in OCI on Level 3 Assets and Liabilities Still Held
Financial assets
Asset Management
Debt securities:
Corporate	$2,950	$—	$—	$(2,950)	$—	$—	$—	$—	$—	$—	$—	$—
Equity securities	980	754	—	—	(64)	—	—	—	—	1,670	(64)	—
Total assets - Asset Management	3,930	754	—	(2,950)	(64)	—	—	—	—	1,670	(64)	—
Corporate loans of consolidated VIEs	158,337	21,345	(23,411)	—	(959)	—	10,582	(1,507)	(164,387)	—	—	—
Total financial assets including consolidated VIEs - Asset Management	162,267	22,099	(23,411)	(2,950)	(1,023)	—	10,582	(1,507)	(164,387)	1,670	(64)	—
Insurance Solutions
Debt securities:
Corporate	1,891	—	(1,901)	10	—	—	—	—	—	—	—	—
Asset and mortgage-backed securities	2,530	—	(132)	—	1	(398)	1,230	(991)	—	2,240	—	(398)
Corporate loans	83,894	51,956	(48,166)	(91)	897	—	16,098	—	—	104,588	805	—
Equity securities	—	3,176	—	—	(69)	—	—	—	—	3,107	(69)	—
Other invested assets	6,545	5,113	(1,270)	14	350	(147)	—	—	—	10,605	43	(147)
Total assets - Insurance Solutions	94,860	60,245	(51,469)	(67)	1,179	(545)	17,328	(991)	—	120,540	779	(545)
Corporate loans of consolidated VIEs	100,443	112,329	(90,286)	1,114	1,037	—	—	—	—	124,637	(2,303)	—
Total financial assets including consolidated VIEs - Insurance Solutions	195,303	172,574	(141,755)	1,047	2,216	(545)	17,328	(991)	—	245,177	(1,524)	(545)
Total financial assets	$357,570	$194,673	$(165,166)	$(1,903)	$1,193	$(545)	$27,910	$(2,498)	$(164,387)	$246,847	$(1,588)	$(545)

Financial liabilities
Asset Management
Debt obligations	$1,261	$—	$—	$—	$(86)	$—	$—	$—	$—	$1,175	$86	$—
Contingent value right	2,950	—	—	(2,950)	—	—	—	—	—	—	—	—
Total liabilities - Asset Management	4,211	—	—	(2,950)	(86)	—	—	—	—	1,175	86	—
Notes payable of consolidated VIEs	267,857	—	—	—	391	—	—	—	(268,248)	—	—	—
Total financial liabilities - Asset Management	$272,068	$—	$—	$(2,950)	$305	$—	$—	$—	$(268,248)	$1,175	$86	$—
______________
(1)Transfers into Level 3 are due to a decrease in the quantity and reliability of broker quotes obtained. Transfers out of Level 3 are due to an increase in the quantity and reliability of broker quotes obtained. Transfers are assumed to have occurred at the end of the period
The following tables summarize changes in the Company’s investment portfolio measured and reporting at fair value for which Level 3 inputs were used in determining fair value:

					Net Change in Unrealized Appreciation (Depreciation)
										Change in unrealized gains (losses) included in income on Level 3 assets and liabilities still held	Change in unrealized gains (losses) included in OCI on Level 3 assets and liabilities still held
		Purchases	Sales and repayments	Net realized gain (loss)	Included in income	Included in OCI	Transfer in ¹	Transfer out ¹
Three Months Ended September 30, 2025	Beginning Balance								Ending Balance
Financial assets
Asset Management
Equity securities	$5,849	$945	$(1,322)	$—	$469	$—	$—	$—	$5,941	$468	$—
Derivatives	—	11	—	—	2	—	—	—	13	2	—
Other invested assets	—	73	—	—	—	—	—	—	73	—	—
Total assets — Asset Management	$5,849	$1,029	$(1,322)	$—	$471	$—	$—	$—	$6,027	$470	$—
Insurance Solutions
Debt securities:
Corporate	$5,067	$—	$—	$—	$—	$41	$—	$—	$5,108	$—	$41
Asset and mortgage-backed securities	15,113	—	(232)	—	(7)	335	3,623	—	18,832	—	335
Corporate loans	134,741	633	(29,686)	—	142	—	27,095	—	132,925	139	—
Equity securities	3,000	—	—	—	(19)	—	366	—	3,347	(19)	—
Other invested assets	3,163	—	—	—	860	311	90	—	4,424	859	311
Total assets — Insurance Solutions	161,084	633	(29,918)	—	976	687	31,174	—	164,636	979	687
Equity securities of consolidated VIEs	247	824	(104)	—	(72)	—	—	—	895	(72)	—
Corporate loans of consolidated VIEs	128,805	31,297	(30,037)	73	(972)	—	—	—	129,166	(1,333)	—
Total financial assets including consolidated VIEs - Insurance Solutions	290,136	32,754	(60,059)	73	(68)	687	31,174	—	294,697	(426)	687
Total financial assets	$295,985	$33,783	$(61,381)	$73	$403	$687	$31,174	$—	$300,724	$44	$687

Financial liabilities
Asset Management
Debt obligations	$132	$—	$—	$—	$—	$—	$—	$—	$132	$—	$—
Total financial liabilities — Asset Management	$132	$—	$—	$—	$—	$—	$—	$—	$132	$—	$—

					Net Change in Unrealized Appreciation (Depreciation)
										Change in unrealized gains (losses) included in income on Level 3 assets and liabilities still held	Change in unrealized gains (losses) included in OCI on Level 3 assets and liabilities still held
		Purchases	Sales and repayments	Net realized gain (loss)	Included in income	Included in OCI	Transfer in ¹	Transfer out ¹
Nine Months Ended September 30, 2025	Beginning Balance								Ending Balance
Financial assets
Asset Management
Equity securities	$499	$5,945	$(1,341)	$—	$838	$—	$—	$—	$5,941	$866	$—
Derivatives	—	11	—	—	2	—	—	—	13	2	—
Other invested assets	—	73	—	—	—	—	—	—	73	—	—
Total assets — Asset Management	499	6,029	(1,341)	—	840	—	—	—	6,027	868	—
Insurance Solutions
Debt securities:
Corporate	$—	$—	$—	$—	$—	$108	$5,000	$—	$5,108	$—	$108
Asset and mortgage-backed securities	8,641	—	(761)	—	(8)	485	10,475	—	18,832	—	485
Corporate loans	114,734	17,775	(34,260)	—	1,581	—	33,095	—	132,925	1,568	—
Equity securities	2,918	—	—	—	64	—	365	—	3,347	64	—
Other invested assets	4,575	—	(4,432)	(745)	5,121	(185)	90	—	4,424	943	(185)
Total assets — Insurance Solutions	130,868	17,775	(39,453)	(745)	6,758	408	49,025	—	164,636	2,575	408
Equity securities of consolidated VIEs	141	824	(104)	—	34	—	—	—	895	34	—
Corporate loans of consolidated VIEs	125,757	65,248	(60,971)	310	(1,178)	—	—	—	129,166	(2,228)	—
Total financial assets including consolidated VIEs - Insurance Solutions	256,766	83,847	(100,528)	(435)	5,614	408	49,025	—	294,697	381	408
Total financial assets	$257,265	$89,876	$(101,869)	$(435)	$6,454	$408	$49,025	$—	$300,724	$1,249	$408

Financial liabilities
Asset Management
Debt obligations	$1,471	$—	$—	$—	$(1,339)	$—	$—	$—	$132	$1,339	$—
Total financial liabilities — Asset Management	$1,471	$—	$—	$—	$(1,339)	$—	$—	$—	$132	$1,339	$—
_______________
(1)Transfers into Level 3 are due to decrease in the quantity and reliability of broker quotes obtained. Transfers out of Level 3 are due to an increase in the quantity and reliability of broker quotes obtained. Transfers are assumed to have occurred at the end of the period.

					Net Change in Unrealized Appreciation (Depreciation)
											Change in unrealized gains (losses) included in income on Level 3 assets and liabilities still held	Change in unrealized gains (losses) included in OCI on Level 3 assets and liabilities still held
		Purchases	Sales and repayments	Net realized gain (loss)	Included in income	Included in OCI	Transfer in ¹	Transfer out ¹	Change in consolidation
Three Months Ended September 30, 2024	Beginning Balance									Ending Balance
Financial assets
Asset Management
Equity securities	$862	$—	$—	$—	$(237)	$—	$—	$—	$—	$625	$(237)	$—
Total assets — Asset Management	862	—	—	—	(237)	—	—	—	—	625	(237)	—

					Net Change in Unrealized Appreciation (Depreciation)
											Change in unrealized gains (losses) included in income on Level 3 assets and liabilities still held	Change in unrealized gains (losses) included in OCI on Level 3 assets and liabilities still held
		Purchases	Sales and repayments	Net realized gain (loss)	Included in income	Included in OCI	Transfer in ¹	Transfer out ¹	Change in consolidation
Three Months Ended September 30, 2024	Beginning Balance									Ending Balance
Insurance Solutions
Debt securities:
Corporate	—	—	—	—	—	—	—	—	—	—	—	—
Asset and mortgage-backed securities	6,264	—	(328)	—	(2)	121	—	—	—	6,055	—	121
Corporate loans	120,805	12,516	(25,406)	155	(270)	—	2,359	—	—	110,159	(277)	—
Equity securities	2,836	—	—	—	26	—	—	—	—	2,862	26	—
Other invested assets	9,925	—	(331)	7	263	(444)	—	—	—	9,420	10	(444)
Total assets — Insurance Solutions	139,830	12,516	(26,065)	162	17	(323)	2,359	—	—	128,496	(241)	(323)
Equity securities of consolidated VIEs	156	—	—	—	1	—	—	—	—	157	1	—
Corporate loans of consolidated VIEs	135,177	22,084	(24,403)	420	(588)	—	—	—	—	132,690	(977)	—
Total financial assets including consolidated VIEs - Insurance Solutions	275,163	34,600	(50,468)	582	(570)	(323)	2,359	—	—	261,343	(1,217)	(323)
Total financial assets	$276,025	$34,600	$(50,468)	$582	$(807)	$(323)	$2,359	$—	$—	$261,968	$(1,454)	$(323)

Financial liabilities
Asset Management
Debt obligations	$1,436	$—	$—	$—	$(281)	$—	$—	$—	$—	$1,155	$281	$—
Total liabilities — Asset Management	1,436	—	—	—	(281)	—	—	—	—	1,155	281	—
Total financial liabilities — Asset Management	$1,436	$—	$—	$—	$(281)	$—	$—	$—	$—	$1,155	$281	$—

					Net Change in Unrealized Appreciation (Depreciation)
											Change in unrealized gains (losses) included in income on Level 3 assets and liabilities still held	Change in unrealized gains (losses) included in OCI on Level 3 assets and liabilities still held
		Purchases	Sales and repayments	Net realized gain (loss)	Included in income	Included in OCI	Transfer in ¹	Transfer out ¹	Change in consolidation
Nine Months Ended September 30, 2024	Beginning Balance									Ending Balance
Financial assets
Asset Management
Equity securities	$1,670	$—	$—	$—	$(1,045)	$—	$—	$—	$—	$625	$(1,045)	$—
Total assets — Asset Management	1,670	—	—	—	(1,045)	—	—	—	—	625	(1,045)	—
Insurance Solutions
Debt securities:
Corporate	—	—	—	—	—	—	—	—	—	—	—	—
Asset and mortgage-backed securities	2,240	—	(710)	—	(3)	93	4,435	—	—	6,055	—	93
Corporate loans	104,588	21,414	(42,636)	154	(716)	—	27,355	—	—	110,159	(743)	—
Equity securities	3,107	—	(250)	—	5	—	—	—	—	2,862	5	—
Other invested assets	10,604	—	(331)	7	261	(1,121)	—	—	—	9,420	(46)	(1,121)
Total assets — Insurance Solutions	120,539	21,414	(43,927)	161	(453)	(1,028)	31,790	—	—	128,496	(784)	(1,028)
Equity securities of consolidated VIEs	—	131	—	—	26	—	—	—	—	157	26	—
Corporate loans of consolidated VIEs	124,637	80,533	(72,769)	945	(656)	—	—	—	—	132,690	(2,032)	—
Total financial assets including consolidated VIEs - Insurance Solutions	245,176	102,078	(116,696)	1,106	(1,083)	(1,028)	31,790	—	—	261,343	(2,790)	(1,028)
Total financial assets	$246,846	$102,078	$(116,696)	$1,106	$(2,128)	$(1,028)	$31,790	$—	$—	$261,968	$(3,835)	$(1,028)

Financial liabilities
Asset Management
Debt obligations	$1,175	$—	$—	$—	$(20)	$—	$—	$—	$—	$1,155	$20	$—
Total financial liabilities — Asset Management	$1,175	$—	$—	$—	$(20)	$—	$—	$—	$—	$1,155	$20	$—
_______________
(1)Transfers into Level 3 are due to a decrease in the quantity and reliability of broker quotes obtained. Transfers out of Level 3 are due to an increase in the quantity and reliability of broker quotes obtained. Transfers are assumed to have occurred at the end of the period.

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables summarize changes in the Company’s investment portfolio measured and reporting at fair value for which Level 3 inputs were used in determining fair value:

					Net Change in Unrealized Appreciation (Depreciation)
Year Ended December 31, 2024	Balance December 31, 2023	Purchases	Sales and Repayments	Net Realized Gain (Loss)	Included in Income	Included in OCI	Transfer in (1)	Transfer out (1)	Balance December 31, 2024	Change in Unrealized Gains (Losses) included in Income on Level 3 Assets and Liabilities Still Held	Change in Unrealized Gains (Losses) included in OCI on Level 3 Assets and Liabilities Still Held
Financial assets
Asset Management
Equity securities	$1,670	$—	$—	$—	$(1,171)	$—	$—	$—	$499	$(1,171)	$—
Total assets - Asset Management	1,670	—	—	—	(1,171)	—	—	—	499	(1,171)	—
Insurance Solutions
Debt securities:
Corporate	—	—	—	—	—	—	—	—	—	—	—
Asset and mortgage-backed securities	2,240	—	(1,008)	—	(3)	(23)	7,435	—	8,641	—	(23)
Corporate loans	104,588	41,474	(68,113)	85	(655)	—	37,355	—	114,734	(348)	—
Equity securities	3,107	—	(250)	—	61	—	—	—	2,918	61	—
Other invested assets	10,605	—	(579)	2	(3,911)	(1,542)	—	—	4,575	(4,255)	(1,542)
Total assets - Insurance Solutions	120,540	41,474	(69,950)	87	(4,508)	(1,565)	44,790	—	130,868	(4,542)	(1,565)
Equity securities of consolidated VIEs	—	131	—	—	10	—	—	—	141	10	—
Corporate loans of consolidated VIEs	124,637	117,972	(115,866)	107	(1,093)	—	—	—	125,757	(3,180)	—
Total financial assets including consolidated VIEs - Insurance Solutions	245,177	159,577	(185,816)	194	(5,591)	(1,565)	44,790	—	256,766	(7,712)	(1,565)
Total financial assets	$246,847	$159,577	$(185,816)	$194	$(6,762)	$(1,565)	$44,790	$—	$257,265	$(8,883)	$(1,565)

Financial liabilities
Asset Management
Debt obligations	$1,175	$—	$—	$296	$—	$—	$—	$—	$1,471	$(296)	$—
Total financial liabilities - Asset Management	$1,175	$—	$—	$296	$—	$—	$—	$—	$1,471	$(296)	$—
______________
(1)Transfers into Level 3 are due to decrease in the quantity and reliability of broker quotes obtained. Transfers out of Level 3 are due to an increase in the quantity and reliability of broker quotes obtained. Transfers are assumed to have occurred at the end of the period.

					Net Change in Unrealized Appreciation (Depreciation)
	Balance December 31, 2022	Purchases	Sales and Repayments	Net Realized Gain (Loss)	Included in Income	Included in OCI	Transfer in (1)	Transfer out (1)	Change in Consolidation	Balance December 31, 2023	Change in Unrealized Gains (Losses) included in Income on Level 3 Assets and Liabilities Still Held	Change in Unrealized Gains (Losses) included in OCI on Level 3 Assets and Liabilities Still Held
Financial assets
Asset Management
Debt securities:
Corporate	$2,950	$—	$—	$(2,950)	$—	$—	$—	$—	$—	$—	$—	$—
Equity securities	980	754	—	—	(64)	—	—	—	—	1,670	(64)	—
Total assets - Asset Management	3,930	754	—	(2,950)	(64)	—	—	—	—	1,670	(64)	—
Corporate loans of consolidated VIEs	158,337	21,345	(23,411)	—	(959)	—	10,582	(1,507)	(164,387)	—	—	—
Total financial assets including consolidated VIEs - Asset Management	162,267	22,099	(23,411)	(2,950)	(1,023)	—	10,582	(1,507)	(164,387)	1,670	(64)	—
Insurance Solutions
Debt securities:
Corporate	1,891	—	(1,901)	10	—	—	—	—	—	—	—	—
Asset and mortgage-backed securities	2,530	—	(132)	—	1	(398)	1,230	(991)	—	2,240	—	(398)
Corporate loans	83,894	51,956	(48,166)	(91)	897	—	16,098	—	—	104,588	805	—
Equity securities	—	3,176	—	—	(69)	—	—	—	—	3,107	(69)	—
Other invested assets	6,545	5,113	(1,270)	14	350	(147)	—	—	—	10,605	43	(147)
Total assets - Insurance Solutions	94,860	60,245	(51,469)	(67)	1,179	(545)	17,328	(991)	—	120,540	779	(545)
Corporate loans of consolidated VIEs	100,443	112,329	(90,286)	1,114	1,037	—	—	—	—	124,637	(2,303)	—
Total financial assets including consolidated VIEs - Insurance Solutions	195,303	172,574	(141,755)	1,047	2,216	(545)	17,328	(991)	—	245,177	(1,524)	(545)
Total financial assets	$357,570	$194,673	$(165,166)	$(1,903)	$1,193	$(545)	$27,910	$(2,498)	$(164,387)	$246,847	$(1,588)	$(545)

Financial liabilities
Asset Management
Debt obligations	$1,261	$—	$—	$—	$(86)	$—	$—	$—	$—	$1,175	$86	$—
Contingent value right	2,950	—	—	(2,950)	—	—	—	—	—	—	—	—
Total liabilities - Asset Management	4,211	—	—	(2,950)	(86)	—	—	—	—	1,175	86	—
Notes payable of consolidated VIEs	267,857	—	—	—	391	—	—	—	(268,248)	—	—	—
Total financial liabilities - Asset Management	$272,068	$—	$—	$(2,950)	$305	$—	$—	$—	$(268,248)	$1,175	$86	$—
______________
(1)Transfers into Level 3 are due to a decrease in the quantity and reliability of broker quotes obtained. Transfers out of Level 3 are due to an increase in the quantity and reliability of broker quotes obtained. Transfers are assumed to have occurred at the end of the period
The following tables summarize changes in the Company’s investment portfolio measured and reporting at fair value for which Level 3 inputs were used in determining fair value:

					Net Change in Unrealized Appreciation (Depreciation)
										Change in unrealized gains (losses) included in income on Level 3 assets and liabilities still held	Change in unrealized gains (losses) included in OCI on Level 3 assets and liabilities still held
		Purchases	Sales and repayments	Net realized gain (loss)	Included in income	Included in OCI	Transfer in ¹	Transfer out ¹
Three Months Ended September 30, 2025	Beginning Balance								Ending Balance
Financial assets
Asset Management
Equity securities	$5,849	$945	$(1,322)	$—	$469	$—	$—	$—	$5,941	$468	$—
Derivatives	—	11	—	—	2	—	—	—	13	2	—
Other invested assets	—	73	—	—	—	—	—	—	73	—	—
Total assets — Asset Management	$5,849	$1,029	$(1,322)	$—	$471	$—	$—	$—	$6,027	$470	$—
Insurance Solutions
Debt securities:
Corporate	$5,067	$—	$—	$—	$—	$41	$—	$—	$5,108	$—	$41
Asset and mortgage-backed securities	15,113	—	(232)	—	(7)	335	3,623	—	18,832	—	335
Corporate loans	134,741	633	(29,686)	—	142	—	27,095	—	132,925	139	—
Equity securities	3,000	—	—	—	(19)	—	366	—	3,347	(19)	—
Other invested assets	3,163	—	—	—	860	311	90	—	4,424	859	311
Total assets — Insurance Solutions	161,084	633	(29,918)	—	976	687	31,174	—	164,636	979	687
Equity securities of consolidated VIEs	247	824	(104)	—	(72)	—	—	—	895	(72)	—
Corporate loans of consolidated VIEs	128,805	31,297	(30,037)	73	(972)	—	—	—	129,166	(1,333)	—
Total financial assets including consolidated VIEs - Insurance Solutions	290,136	32,754	(60,059)	73	(68)	687	31,174	—	294,697	(426)	687
Total financial assets	$295,985	$33,783	$(61,381)	$73	$403	$687	$31,174	$—	$300,724	$44	$687

Financial liabilities
Asset Management
Debt obligations	$132	$—	$—	$—	$—	$—	$—	$—	$132	$—	$—
Total financial liabilities — Asset Management	$132	$—	$—	$—	$—	$—	$—	$—	$132	$—	$—

					Net Change in Unrealized Appreciation (Depreciation)
										Change in unrealized gains (losses) included in income on Level 3 assets and liabilities still held	Change in unrealized gains (losses) included in OCI on Level 3 assets and liabilities still held
		Purchases	Sales and repayments	Net realized gain (loss)	Included in income	Included in OCI	Transfer in ¹	Transfer out ¹
Nine Months Ended September 30, 2025	Beginning Balance								Ending Balance
Financial assets
Asset Management
Equity securities	$499	$5,945	$(1,341)	$—	$838	$—	$—	$—	$5,941	$866	$—
Derivatives	—	11	—	—	2	—	—	—	13	2	—
Other invested assets	—	73	—	—	—	—	—	—	73	—	—
Total assets — Asset Management	499	6,029	(1,341)	—	840	—	—	—	6,027	868	—
Insurance Solutions
Debt securities:
Corporate	$—	$—	$—	$—	$—	$108	$5,000	$—	$5,108	$—	$108
Asset and mortgage-backed securities	8,641	—	(761)	—	(8)	485	10,475	—	18,832	—	485
Corporate loans	114,734	17,775	(34,260)	—	1,581	—	33,095	—	132,925	1,568	—
Equity securities	2,918	—	—	—	64	—	365	—	3,347	64	—
Other invested assets	4,575	—	(4,432)	(745)	5,121	(185)	90	—	4,424	943	(185)
Total assets — Insurance Solutions	130,868	17,775	(39,453)	(745)	6,758	408	49,025	—	164,636	2,575	408
Equity securities of consolidated VIEs	141	824	(104)	—	34	—	—	—	895	34	—
Corporate loans of consolidated VIEs	125,757	65,248	(60,971)	310	(1,178)	—	—	—	129,166	(2,228)	—
Total financial assets including consolidated VIEs - Insurance Solutions	256,766	83,847	(100,528)	(435)	5,614	408	49,025	—	294,697	381	408
Total financial assets	$257,265	$89,876	$(101,869)	$(435)	$6,454	$408	$49,025	$—	$300,724	$1,249	$408

Financial liabilities
Asset Management
Debt obligations	$1,471	$—	$—	$—	$(1,339)	$—	$—	$—	$132	$1,339	$—
Total financial liabilities — Asset Management	$1,471	$—	$—	$—	$(1,339)	$—	$—	$—	$132	$1,339	$—
_______________
(1)Transfers into Level 3 are due to decrease in the quantity and reliability of broker quotes obtained. Transfers out of Level 3 are due to an increase in the quantity and reliability of broker quotes obtained. Transfers are assumed to have occurred at the end of the period.

					Net Change in Unrealized Appreciation (Depreciation)
											Change in unrealized gains (losses) included in income on Level 3 assets and liabilities still held	Change in unrealized gains (losses) included in OCI on Level 3 assets and liabilities still held
		Purchases	Sales and repayments	Net realized gain (loss)	Included in income	Included in OCI	Transfer in ¹	Transfer out ¹	Change in consolidation
Three Months Ended September 30, 2024	Beginning Balance									Ending Balance
Financial assets
Asset Management
Equity securities	$862	$—	$—	$—	$(237)	$—	$—	$—	$—	$625	$(237)	$—
Total assets — Asset Management	862	—	—	—	(237)	—	—	—	—	625	(237)	—

					Net Change in Unrealized Appreciation (Depreciation)
											Change in unrealized gains (losses) included in income on Level 3 assets and liabilities still held	Change in unrealized gains (losses) included in OCI on Level 3 assets and liabilities still held
		Purchases	Sales and repayments	Net realized gain (loss)	Included in income	Included in OCI	Transfer in ¹	Transfer out ¹	Change in consolidation
Three Months Ended September 30, 2024	Beginning Balance									Ending Balance
Insurance Solutions
Debt securities:
Corporate	—	—	—	—	—	—	—	—	—	—	—	—
Asset and mortgage-backed securities	6,264	—	(328)	—	(2)	121	—	—	—	6,055	—	121
Corporate loans	120,805	12,516	(25,406)	155	(270)	—	2,359	—	—	110,159	(277)	—
Equity securities	2,836	—	—	—	26	—	—	—	—	2,862	26	—
Other invested assets	9,925	—	(331)	7	263	(444)	—	—	—	9,420	10	(444)
Total assets — Insurance Solutions	139,830	12,516	(26,065)	162	17	(323)	2,359	—	—	128,496	(241)	(323)
Equity securities of consolidated VIEs	156	—	—	—	1	—	—	—	—	157	1	—
Corporate loans of consolidated VIEs	135,177	22,084	(24,403)	420	(588)	—	—	—	—	132,690	(977)	—
Total financial assets including consolidated VIEs - Insurance Solutions	275,163	34,600	(50,468)	582	(570)	(323)	2,359	—	—	261,343	(1,217)	(323)
Total financial assets	$276,025	$34,600	$(50,468)	$582	$(807)	$(323)	$2,359	$—	$—	$261,968	$(1,454)	$(323)

Financial liabilities
Asset Management
Debt obligations	$1,436	$—	$—	$—	$(281)	$—	$—	$—	$—	$1,155	$281	$—
Total liabilities — Asset Management	1,436	—	—	—	(281)	—	—	—	—	1,155	281	—
Total financial liabilities — Asset Management	$1,436	$—	$—	$—	$(281)	$—	$—	$—	$—	$1,155	$281	$—

					Net Change in Unrealized Appreciation (Depreciation)
											Change in unrealized gains (losses) included in income on Level 3 assets and liabilities still held	Change in unrealized gains (losses) included in OCI on Level 3 assets and liabilities still held
		Purchases	Sales and repayments	Net realized gain (loss)	Included in income	Included in OCI	Transfer in ¹	Transfer out ¹	Change in consolidation
Nine Months Ended September 30, 2024	Beginning Balance									Ending Balance
Financial assets
Asset Management
Equity securities	$1,670	$—	$—	$—	$(1,045)	$—	$—	$—	$—	$625	$(1,045)	$—
Total assets — Asset Management	1,670	—	—	—	(1,045)	—	—	—	—	625	(1,045)	—
Insurance Solutions
Debt securities:
Corporate	—	—	—	—	—	—	—	—	—	—	—	—
Asset and mortgage-backed securities	2,240	—	(710)	—	(3)	93	4,435	—	—	6,055	—	93
Corporate loans	104,588	21,414	(42,636)	154	(716)	—	27,355	—	—	110,159	(743)	—
Equity securities	3,107	—	(250)	—	5	—	—	—	—	2,862	5	—
Other invested assets	10,604	—	(331)	7	261	(1,121)	—	—	—	9,420	(46)	(1,121)
Total assets — Insurance Solutions	120,539	21,414	(43,927)	161	(453)	(1,028)	31,790	—	—	128,496	(784)	(1,028)
Equity securities of consolidated VIEs	—	131	—	—	26	—	—	—	—	157	26	—
Corporate loans of consolidated VIEs	124,637	80,533	(72,769)	945	(656)	—	—	—	—	132,690	(2,032)	—
Total financial assets including consolidated VIEs - Insurance Solutions	245,176	102,078	(116,696)	1,106	(1,083)	(1,028)	31,790	—	—	261,343	(2,790)	(1,028)
Total financial assets	$246,846	$102,078	$(116,696)	$1,106	$(2,128)	$(1,028)	$31,790	$—	$—	$261,968	$(3,835)	$(1,028)

Financial liabilities
Asset Management
Debt obligations	$1,175	$—	$—	$—	$(20)	$—	$—	$—	$—	$1,155	$20	$—
Total financial liabilities — Asset Management	$1,175	$—	$—	$—	$(20)	$—	$—	$—	$—	$1,155	$20	$—
_______________
(1)Transfers into Level 3 are due to a decrease in the quantity and reliability of broker quotes obtained. Transfers out of Level 3 are due to an increase in the quantity and reliability of broker quotes obtained. Transfers are assumed to have occurred at the end of the period.

Fair Value Measurement Inputs and Valuation Techniques
The valuation techniques and significant unobservable inputs used in Level 3 valuations were as follows:

		Quantitative Information about Level 3 Fair Value Measurements
December 31, 2024	Fair value	Valuation technique/ methodology	Unobservable input	Range (weighted average)
Financial assets
Asset Management
Equity securities	$30	Discounted cash flow	Discount rate	22.0% - 27.0% (24.5%)
Equity securities	469	Enterprise value	Multiple	5.13x - 6.13x (5.63x)
Total — Asset Management	$499
Insurance Solutions
Debt securities (1):
Asset and mortgage-backed securities	$53	Recent transaction	Transaction price	NA
Asset and mortgage-backed securities	8,588	Discounted cash flow	Discount rate	5.7% - 9.3% (8.0%)
Corporate loans	113,062	Discounted cash flow	Discount rate	3.6% - 17.5% (10.6%)
Corporate loans	1,672	Enterprise value	Multiple	0.3x - 8.25x (8.04x)
Equity securities	2,918	Discounted cash flow	Discount rate	10.1% - 10.1% (10.1%)
Other invested assets	4,575	Discounted cash flow	Discount rate	14.9% - 19.3% (18.4%)
Total — Insurance Solutions	$130,868
Equity securities of consolidated VIEs	141	Discounted cash flow	Discount rate	14.37% - 14.37% (14.37%)
Corporate loans of consolidated VIEs	50,585	Recent transaction	Transaction price	NA
Corporate loans of consolidated VIEs	75,172	Discounted cash flow	Discount rate	4.3% - 17.1% (6.7%)
Total assets of consolidated VIEs - Insurance Solutions	125,898
Total financial assets including consolidated VIEs - Insurance Solutions	$256,766
Total investments	$257,265

Financial liabilities
Asset Management
Debt obligation	$1,471	Enterprise valuation	Revenue multiple	Not Meaningful (NA)
		Enterprise valuation	EBITDA	Not Meaningful (NA)
		Income Approach	Required rate of return	Not Meaningful (NA)
Total financial liabilities - Asset Management	$1,471
Total financial liabilities	$1,471
______________
(1)For debt securities where the recent transaction price does not estimate fair value, the Company determines the fair value utilizing a yield analysis.

		Quantitative Information about Level 3 Fair Value Measurements
December 31, 2023	Fair value	Valuation technique/ methodology	Unobservable input	Range (weighted average)
Financial assets
Asset management
Equity securities	$888	Discounted cash flow	Discount rate	28.5% - 33.5% (31.0%)
Equity securities	782	Enterprise value	Multiple	4.5x - 5.5x (5.0x)
Total — Asset Management	$1,670
Insurance
Debt securities(1):
Asset and mortgage-backed securities	$130	Recent transaction	Transaction price	NA
Asset and mortgage-backed securities	2,110	Discounted cash flow	Discount rate	5.3% - 5.6% (5.4%)
Corporate loans	104,588	Discounted cash flow	Discount rate	5.3% - 24.4% (12.0%)
Equity securities	330	Enterprise value	Multiple	8.25x - 9.25x (8.75x)
Equity securities	2,777	Discounted cash flow	Discount rate	11.1% - 11.3% (11.2%)
Other invested assets	10,605	Discounted cash flow	Discount rate	9.5% - 20.4% (15.3%)
Total — Insurance Solutions	120,540
Corporate loans of consolidated VIEs	51,332	Recent transaction	Transaction price	NA
Corporate loans of consolidated VIEs	73,305	Discounted cash flow	Discount rate	5.3% - 14.2% (10.3%)
Total assets of consolidated VIEs - Insurance Solutions	124,637
Total financial assets including consolidated VIEs - Insurance Solutions	$245,177
Total financial assets	$246,847
Financial liabilities
Asset Management
Debt obligations	$1,175	Enterprise valuation	Revenue multiple	Not Meaningful (NA)
		Enterprise valuation	EBITDA	Not Meaningful (NA)
		Income approach	Required rate of return	Not Meaningful (NA)
Total financial liabilities - Asset Management	1,175
Total financial liabilities	$1,175
______________
(1)For debt securities where the recent transaction price does not estimate fair value, the Company determines the fair value utilizing a yield analysis.
The valuation techniques and significant unobservable inputs used in Level 3 valuations were as follows:

		Quantitative Information about Level 3 Fair Value Measurements
September 30, 2025	Fair value	Valuation technique/ methodology	Unobservable input	Range (weighted average)
Financial assets
Asset management
Equity securities	$5,866	Enterprise value	Multiple	12.5 x- 13.5x( 13x)
Equity securities	75	Market approach	Privately quoted price	NA
Equity securities	13	Option pricing model	Volatility	78.60%- 73.60% ( 83.60%)
		Option pricing model	Years to exercise	4.7 -5.7 (5.2)
Other invested assets	73	Probability-Weighted Expected Return Method	Independent probabilities	5.00% - 5.00% (5.00%)
		Probability-Weighted Expected Return Method	Dependent probabilities	2.40% - 3.70% (3.10%)
		Probability-Weighted Expected Return Method	Years to cash flows	2.5 - 4.5 (3.5)
Total — Asset Management	$6,027
Insurance
Debt securities¹:
Asset and mortgage-backed securities	$13	Recent transaction	Transaction price	NA
Asset and mortgage-backed securities	18,819	Discounted cash flow	Discount rate	6.25% - 8.49% ( 7.55%)
Corporate	5,108	Discounted cash flow	Discount rate	7.38% -7.38% ( 7.38%)
Corporate loans	132,925	Discounted cash flow	Discount rate	(0.56)% - 17.33% (7.91%)
Equity securities	30	Recent transaction	Transaction price	NA
Equity securities	317	Enterprise value	Multiple	0.94x - 0.94x (0.94x)
Equity securities	3,000	Discounted cash flow	Discount rate	5.61% - 5.61% ( 5.61%)
Other invested assets	4,424	Discounted cash flow	Discount rate	9.84% -18.09% (16.32%)
Total — Insurance Solutions	$164,636
Equity securities of consolidated VIEs	639	Recent transaction	Transaction price	NA
Equity securities of consolidated VIEs	256	Enterprise value	Multiple	11 x- 11 x(11x)
Corporate loans of consolidated VIEs	39,316	Recent transaction	Transaction price	NA
Corporate loans of consolidated VIEs	89,850	Discounted cash flow	Discount rate	6.05% -16.57% (10.05%)
Total assets of consolidated VIEs - Insurance Solutions	130,061
Total financial assets including consolidated VIEs - Insurance Solutions	294,697
Total financial assets	300,724
Financial liabilities
Asset Management
Debt obligations	$132	Enterprise valuation	Revenue multiple	Not Meaningful (NA)
		Enterprise valuation	EBITDA	Not Meaningful (NA)
		Income approach	Required rate of return	Not Meaningful (NA)
Total financial liabilities - Asset Management	$132
Total financial liabilities	$132
_______________
(1)For debt securities where the recent transaction price does not estimate fair value, the Company determines the fair value utilizing a yield analysis.

		Quantitative Information about Level 3 Fair Value Measurements
December 31, 2024	Fair value	Valuation technique/ methodology	Unobservable input	Range (weighted average)
Financial assets
Asset Management
Equity securities	$30	Discounted cash flow	Discount rate	22.0% - 27.0% (24.5)%
Equity securities	469	Enterprise value	Multiple	5.13x - 6.13x (5.63)x
Total — Asset Management	$499
Insurance Solutions
Debt securities¹:
Asset and mortgage-backed securities	$53	Recent transaction	Transaction price	NA
Asset and mortgage-backed securities	8,588	Discounted cash flow	Discount rate	5.7% - 9.3% (8.0)%
Corporate loans	113,062	Discounted cash flow	Discount rate	3.6% - 17.5% (10.6)%
Corporate loans	1,672	Enterprise value	Multiple	0.3x - 8.25x (8.04)x
Equity securities	2,918	Discounted cash flow	Discount rate	10.1% - 10.1% (10.1)%
Other invested assets	4,575	Discounted cash flow	Discount rate	14.9% - 19.3% (18.4)%
Total — Insurance Solutions	130,868
Equity securities of consolidated VIEs	141	Discounted cash flow	Discount rate	14.37% - 14.37% (14.37)%
Corporate loans of consolidated VIEs	50,585	Recent transaction	Transaction price	NA
Corporate loans of consolidated VIEs	75,172	Discounted cash flow	Discount rate	4.3% - 17.1% (6.7)%
Total assets of consolidated VIEs - Insurance Solutions	$125,898
Total financial assets including consolidated VIEs - Insurance Solutions	256,766
Total investments	$257,265

Financial liabilities
Asset Management
Debt obligation	$1,471	Enterprise valuation	Revenue multiple	Not Meaningful (NA)
		Enterprise valuation	EBITDA	Not Meaningful (NA)
		Income Approach	Required rate of return	Not Meaningful (NA)
Total financial liabilities - Asset Management	$1,471
Total financial liabilities	$1,471
_______________
(1)For debt securities where the recent transaction price does not estimate fair value, the Company determines the fair value utilizing a yield analysis
Fair Value, by Balance Sheet Grouping
The following tables present carrying amounts and fair values of the Company’s financial assets and liabilities which are not carried at fair value as of December 31, 2024, and 2023:

			Fair Value Hierarchy
December 31, 2024	Carrying value	Fair value	Level 1	Level 2	Level 3
Financial Assets
Asset Management
Debt securities:
Corporate loans	$13,287	$13,184	$—	$—	$13,184
Total financial assets — Asset Management	$13,287	$13,184	$—	$—	$13,184
Insurance Solutions
Mortgage loans	$147,640	$153,619	$—	$—	$153,619
Other invested assets	16,742	16,512	—	—	16,512
Total financial assets — Insurance Solutions	$164,382	$170,131	$—	$—	$170,131
Total financial assets	$177,669	$183,315	$—	$—	$183,315
Financial Liabilities
Asset Management
Debt obligations	$73,492	$69,776	$—	$—	$69,776
Total financial liabilities — Asset Management	$73,492	$69,776	$—	$—	$69,776
Insurance Solutions
Debt obligations	$14,250	$14,450	$—	$—	$14,450
Interest sensitive contract liabilities	334,876	334,876	—	334,876	—
Total financial liabilities —Insurance Solutions	$349,126	$349,326	$—	$334,876	$14,450
Total financial liabilities	$422,618	$419,102	$—	$334,876	$84,226

			Fair Value Hierarchy
December 31, 2023	Carrying value	Fair value	Level 1	Level 2	Level 3
Financial Assets
Asset Management
Debt securities:
Corporate	$13,287	$13,161	$—	$—	$13,161
Total financial assets — Asset Management	$13,287	$13,161	$—	$—	$13,161
Insurance Solutions
Mortgage loans	$123,725	$124,985	$—	$—	$124,985
Other invested assets	20,997	20,893	—	—	20,893
Total financial assets — Insurance Solutions	$144,722	$145,878	$—	$—	$145,878
Total financial assets	$158,009	$159,039	$—	$—	$159,039

Financial Liabilities
Asset Management
Debt Obligations	$58,030	$54,903	$—	$—	$54,903
Total financial liabilities — Asset Management	$58,030	$54,903	$—	$—	$54,903
Insurance Solutions
Debt Obligations	$14,250	$14,650	$—	$—	$14,650
Interest sensitive contract liabilities	256,569	256,569	—	256,569	—
Total financial liabilities — Insurance Solutions	$270,819	$271,219	$—	$256,569	$14,650
Total financial liabilities	$328,849	$326,122	$—	$256,569	$69,553
The following tables present carrying amounts and fair values of the Company’s financial assets and liabilities which are not carried at fair value as of September 30, 2025 and December 31, 2024:

			Fair Value Hierarchy
September 30, 2025	Carrying value	Fair value	Level 1	Level 2	Level 3
Financial Assets
Asset Management
Corporate loans	$13,287	$13,254	$—	$—	$13,254
Total financial assets — Asset Management	$13,287	$12,254	$—	$—	$12,254
Insurance Solutions
Mortgage loans	$150,494	$156,213	$—	$—	$156,213
Other invested assets	16,985	17,279	—	—	17,279
Total financial assets — Insurance Solutions	$167,479	$173,492	$—	$—	$173,492
Total financial assets	$180,766	$185,746	$—	$—	$185,746
Financial Liabilities
Asset Management
Debt obligations	$73,222	$71,928	$—	$—	$71,928
Total financial liabilities — Asset Management	$73,222	$71,928	$—	$—	$71,928
Insurance Solutions
Debt obligations	$17,250	$17,472	$—	$—	$17,472
Interest sensitive contract liabilities	363,250	363,250	—	363,250	—
Total financial liabilities —Insurance Solutions	$380,500	$380,722	$—	$363,250	$17,472
Total financial liabilities	$453,722	$452,650	$—	$363,250	$89,400

			Fair Value Hierarchy
December 31, 2024	Carrying value	Fair value	Level 1	Level 2	Level 3
Financial Assets
Asset Management
Corporate loans	$13,287	$13,184	$—	$—	$13,184
Total financial assets — Asset Management	$13,287	$13,184	$—	$—	$13,184
Insurance Solutions
Mortgage loans	$147,640	$153,619	$—	$—	$153,619
Other invested assets	16,742	16,512	—	—	16,512
Total financial assets — Insurance Solutions	$164,382	$170,131	$—	$—	$170,131
Total financial assets	$177,669	$183,315	$—	$—	$183,315
Financial Liabilities
Asset Management
Debt obligations	$73,492	$69,776	$—	$—	$69,776
Total financial liabilities — Asset Management	$73,492	$69,776	$—	$—	$69,776
Insurance Solutions
Debt obligations	14,250	14,450	—	—	14,450
Interest sensitive contract liabilities	334,876	334,876	—	334,876	—
Total financial liabilities —Insurance Solutions	$349,126	$349,326	$—	$334,876	$14,450
Total financial liabilities	$422,618	$419,102	$—	$334,876	$84,226

Schedule of Net Gains on Financial Instruments For Which Fair Value Option Was Elected
The following table presents the net realized and unrealized gains (losses) on financial instruments for which the FVO was elected:

For the years ended December 31,	2024			2023
	Net realized gains (losses)	Net unrealized gains (losses)	Total	Net realized gains (losses)	Net unrealized gains (losses)	Total
Asset Management
Debt securities:
Corporate	$—	$—	$—	$(2,950)	$—	$(2,950)
Contingent value right	—	—	—	2,950	—	2,950
Debt obligation	—	(296)	(296)	—	85	85
Net gains (losses) from investment activities - Asset Management	—	(296)	(296)	—	85	85
Investments of consolidated VIEs	—	—	—	(53)	544	491
Notes payable of consolidated VIEs	—	—	—	—	(731)	(731)
Net gains (losses) from investment activities - Asset Management including consolidated VIEs	$—	$(296)	$(296)	$(53)	$(102)	$(155)

Insurance Solutions
Debt securities:
U.S. government and agency	$—	$—	$—	$—	$—	$—
U.S. state, territories and municipalities	—	(10)	(10)	—	77	77
Other government and agency	—	(18)	(18)	—	8	8
Corporate	—	(3,710)	(3,710)	1	6,723	6,724
Asset and mortgage- backed securities	21	4,041	4,062	30	8,188	8,218
Corporate loans	110	(594)	(484)	(84)	685	601
Mortgage loans	—	—	—	—	—	—
Equity securities	—	—	—	—	—	—
Other invested assets	2	(4,255)	(4,253)	14	91	105
Net gains (losses) from investment activities - Insurance Solutions	$133	$(4,546)	$(4,413)	$(39)	$15,772	$15,733
Investments of consolidated VIEs	107	(3,177)	(3,070)	1,116	(2,303)	(1,187)
Net gains (losses) from investment activities - Insurance Solutions including consolidated VIEs	$240	$(7,723)	$(7,483)	$1,077	$13,469	$14,546
The following table presents information for loans which the Company elected the FVO.

December 31, 2024	Unpaid Principal Balance	Mark to Fair Value	Fair Value
Insurance Solutions
Corporate loans	$117,823	$(3,089)	$114,734
Other invested assets	5,756	(4,813)	943
Insurance Solutions	$123,579	$(7,902)	$115,677
Corporate loans of consolidated VIEs	132,194	(6,296)	125,898
Insurance Solutions including consolidated VIEs	$255,773	$(14,198)	$241,575

December 31, 2023	Unpaid Principal Balance	Mark to Fair Value	Fair Value
Insurance Solutions
Corporate loans	$135,256	$(2,629)	$132,627
Other invested assets	6,552	(918)	5,634
Insurance Solutions	$141,808	$(3,547)	$138,261
Corporate loans of consolidated VIEs	129,445	(4,808)	124,637
Insurance Solutions including consolidated VIEs	$271,253	$(8,355)	$262,898
The following table presents the estimated amount of gains (losses) included in earnings attributable to changes in instrument-specific credit risk on corporate loans for which the Company elected the FVO.

For the years ended December 31,	2024	2023
Asset Management
Corporate loans of consolidated VIEs	$—	$(1,942)
Asset Management including consolidated VIEs	$—	$(1,942)

Insurance Solutions
Corporate loans	$75	$—
Other invested assets	(4,253)	105
Insurance Solutions	(4,178)	105
Corporate loans of consolidated VIEs	(863)	174
Insurance Solutions including consolidated VIEs	$(5,041)	$279
The following table presents the net realized and unrealized gains (losses) on financial instruments for which the FVO was elected:

For the Three Months Ended September 30,	2025			2024
	Net realized gains (losses)	Net unrealized gains (losses)	Total	Net realized gains (losses)	Net unrealized gains (losses)	Total
Asset Management
Debt obligation	$—	$—	$—	$—	$281	$281
Net gains (losses) from investment activities — Asset Management	$—	$—	$—	$—	$281	$281

Insurance Solutions
Debt securities:
U.S. government and agency	$—	$—	$—	$—	$—	$—
U.S. state, territories and municipalities	$—	$13	$13	$—	$7	$7
Other government and agency	$—	$208	$208	$—	$183	$183
Corporate	$(706)	$3,645	$2,939	$—	$6,589	$6,589
Asset and mortgage- backed securities	$(23)	$478	$455	$7	$(156)	$(149)
Corporate loans	$—	$(96)	$(96)	$155	$(276)	$(121)
Mortgage loans	$—	$—	$—	$—	$—	$—
Equity securities	$—	$—	$—	$—	$—	$—
Other invested assets	$—	$—	$—	$7	$10	$17
Net gains (losses) from investment activities — Insurance Solutions	$(729)	$4,248	$3,519	$169	$6,357	$6,526
Investments of consolidated VIEs	$73	$(1,405)	$(1,332)	$346	$(977)	$(631)
Net gains (losses) from investment activities — Insurance Solutions including consolidated VIEs	$(656)	$2,843	$2,187	$515	$5,380	$5,895

For the Nine Months Ended September 30,	2025			2024
	Net realized gains (losses)	Net unrealized gains (losses)	Total	Net realized gains (losses)	Net unrealized gains (losses)	Total
Asset Management
Debt obligation	$—	$1,339	$1,339	$—	$21	$21
Net gains (losses) from investment activities — Asset Management	$—	$1,339	$1,339	$—	$21	$21

Insurance Solutions
Debt securities:
U.S. government and agency	$—	$—	$—	$—	$—	$—
U.S. state, territories and municipalities	$—	$75	$75	$—	$36	$36
Other government and agency	$—	$205	$205	$—	$143	$143
Corporate	$(1,815)	$5,881	$4,066	$—	$2,490	$2,490
Asset and mortgage- backed securities	$(317)	$294	$(23)	$39	$3,117	$3,156
Corporate loans	$—	$1,330	$1,330	$177	$(996)	$(819)
Mortgage loans	$—	$—	$—	$—	$—	$—
Equity securities	$—	$—	$—	$—	$—	$—
Other invested assets	$(755)	$4,217	$3,462	$7	$(46)	$(39)
Net gains (losses) from investment activities — Insurance Solutions	$(2,887)	$12,002	$9,115	$223	$4,744	$4,967
Investments of consolidated VIEs	$310	$(2,194)	$(1,884)	$945	$(2,004)	$(1,059)
Net gains (losses) from investment activities — Insurance Solutions including consolidated VIEs	$(2,577)	$9,808	$7,231	$1,168	$2,740	$3,908
The following table presents information for loans which the Company elected the FVO.

September 30, 2025	Unpaid Principal Balance	Mark to Fair Value	Fair Value

Insurance Solutions
Corporate loans	$135,622	$(1,667)	$133,955
Other invested assets	—	—	—
Insurance Solutions	$135,622	$(1,667)	$133,955
Corporate loans of consolidated VIEs	136,223	(7,057)	129,166
Insurance Solutions including consolidated VIEs	$271,845	$(8,724)	$263,121

December 31, 2024	Unpaid Principal Balance	Mark to Fair Value	Fair Value

Insurance Solutions
Corporate loans	$117,823	$(3,089)	$114,734
Other invested assets	5,756	(4,813)	943
Insurance Solutions	$123,579	$(7,902)	$115,677
Corporate loans of consolidated VIEs	132,194	(6,296)	125,898
Insurance Solutions including consolidated VIEs	$255,773	$(14,198)	$241,575
The following table presents the estimated amount of gains (losses) included in earnings attributable to changes in instrument-specific credit risk on corporate loans for which the Company elected the FVO.

For the Nine Months Ended September 30,	2025	2024
Insurance Solutions
Corporate loans	$1,123	$(180)
Other invested assets	3,471	(39)
Insurance Solutions	$4,594	$(219)
Corporate loans of consolidated VIEs	(915)	(525)
Insurance Solutions including consolidated VIEs	$3,679	$(744)